Fixed Assets and Assets Held for Sale	6 Months Ended
Jun. 30, 2024
Fixed Assets And Assets Held For Sale
Fixed Assets and Assets Held for Sale

5. Fixed Assets and Assets Held for Sale

Fixed assets

a.	Vessels, net

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2024	$2,769,298	$(277,382)	$2,491,916
Vessel acquisitions	1,150,782	—	1,150,782
Vessel disposals	(311,021)	73,607	(237,414)
Improvements	247	—	247
Depreciation for the year	—	(45,760)	(45,760)
Balance as at June 30, 2024	$3,609,306	(249,535)	3,359,771

Five vessels with an aggregate net book value of $1,012,393 as of June 30, 2024, have been provided as collateral under the terms of the Partnership’s credit facilities (Note 7). In addition, there are 10 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $2,172,997 and five unencumbered vessels with an aggregate net book value of $174,381 (Note 7) as of June 30, 2024.

Vessel acquisitions

Pursuant to the Umbrella Agreement during the six-month period ended June 30, 2024, the Partnership acquired from CMTC the shares of the vessel-owning companies of the below vessels:

Vessel	Delivery Date	Consideration	Debt (Note 7)	Umbrella Seller’s Credit (Note 7)	Advances paid to CMTC in December 2023	Cash paid to CMTC on the delivery date
Axios II	January 2, 2024	$314,000	$190,000	$92,600	$31,400	$—
Assos	May 31, 2024	277,000	240,000	—	27,700	9,300
Aktoras	June 5, 2024	311,000	240,000	39,900	31,100	—
Apostolos	June 28, 2024	302,000	192,000	2,264	30,200	77,536
Total		$1,204,000	$862,000	$134,764	$120,400	$86,836

The Partnership accounted for these acquisitions as acquisitions of assets since the fair value of the vessels and the time and bareboat charters attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rate was above the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the above market acquired charter for the LNG/C Axios II, the LNG/C Apostolos and the LNG/C Aktoras and for the LNG/C Assos the contracted daily charter rate was below the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the below market acquired charter (Note 6). The Partnership allocated the cost of the vessels and the time and bareboat charters acquired on the basis of their relative fair values.

The vessels were recorded in the Partnership’s financial statements at a total value of $1,150,782, reflecting a net decrease of $53,218 from the acquisition cost of $1,204,000 due to the value of the charters that were attached to the vessels at the time of the respective acquisitions (Note 6).

5. Fixed Assets and Assets Held for Sale – Continued

Fixed assets – Continued

a.	Vessels, net - Continued

Improvements

During the six-month periods ended June 30, 2024, and 2023, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $247 and $16,665 respectively and were capitalized as part of the vessels’ cost.

Vessel disposals

During the six-month period ended June 30, 2024, the Partnership entered into six memoranda of agreement (“MOA”) with third parties for the sale of the below vessels. The Partnership entered into these MOAs based on its strategic decision to focus on the energy transition while at the same time taking advantage of the attractive vessel valuations. The six vessels met the criteria to be classified as held for sale. As of the MOAs dates the vessels’ fair values less estimated costs to sell exceeded their carrying amount, so no impairment charges were recognised in the Partnership’s unaudited condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2024.

Vessel	MOA date	MOA Price	Delivery Date
M/V Akadimos	January 31, 2024	$80,000	March 8, 2024
M/V Seattle Express	February 14, 2024	13,200	April 26, 2024
M/V Fos Express	February 14, 2024	13,200	May 3, 2024
M/V Athenian	March 1, 2024	51,000	April 22, 2024
M/V Athos	March 1, 2024	51,000	April 22, 2024
M/V Aristomenis	March 1, 2024	51,000	May 3, 2024
Total		$259,400

For the six-month period ended June 30, 2024, the Partnership recognized a gain on sale of vessels analysed as follows:

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
Total	$259,400	$(222,598)	$(5,200)	$31,602

5. Fixed Assets and Assets Held for Sale – Continued

Fixed assets – Continued

b.	Vessels under construction

The following table presents an analysis of vessels under construction:

Vessels under construction cost
Balance as at January 1, 2024	$140,369
Advances for vessels under construction	184,409
Balance as at June 30, 2024	$324,778

During the six-month period ended June 30, 2024, the Partnership paid advances of $74,654 (Note 4) in relation to the Gas Vessels and $101,100 in relation to the LNG/C Alcaios I, the LNG/C Antaios I, the LNG/C Athlos and the LNG/C Archon (the “Newbuild Vessels”). During the six-month period ended June 30, 2024, the Partnership recognized initial expenses of $8,655, as part of vessels under construction cost.

c.	Advances for vessels under construction-related party

Pursuant to the Umbrella Agreement in December 2023 the Partnership paid to CMTC a deposit of $174,400, or 10% of the aggregate acquisition price of the LNG/C Axios II, the LNG/C Assos, the LNG/C Apostolos, the LNG/C Aktoras, the LNG/C Archimidis and the LNG/C Agamemnon. During the six-month period ended June 30, 2024, upon the LNG/C Axios II, the LNG/C Assos, the LNG/C Apostolos and the LNG/C Aktoras delivery from the shipyard, the Partnership acquired from CMTC the vessel-owning companies of these four LNG/Cs (Note 5a).

The following table presents an analysis of advances for vessels under construction-related party:

Advances for vessels under construction-related party
Balance as at January 1, 2024	$174,400
Transfer to vessels, net	(120,400)
Balance as at June 30, 2024	$54,000

d.	Assets held for sale

An analysis of assets held for sale is as follows:

Assets held for sale
Balance as at January 1, 2024	$14,394
Disposal of vessel	(14,394)
Balance as at June 30, 2024	$—

On December 15, 2023, the Partnership agreed to sell to an unaffiliated party the M/V Long Beach Express along with its time charter attached (Note 6), at a price of $13,050, considered that the vessel met the criteria to be classified as held for sale, measured the vessel at the lower of its carrying amount along with the time charter attached and fair value less the cost associated with the sale, and recognized an impairment charge of $340 in its consolidated statement of comprehensive income for the year ended December 31, 2023. The vessel was delivered to the new owner on February 26, 2024.